Other Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Finance Expenses
Schedule of components of interest expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Interest expense	$69,567	$39,912	$24,546
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,692	3,519
Total interest expense	$72,070	$42,604	$28,065

Schedule of components of other finance expense

	Year Ended December 31,
(U.S. Dollars in thousands)	2023	2022	2021
Bank fees, charges	$554	$294	$463
Commitment fees	35	334	548
Total other finance expense	$589	$628	$1,011